Share of results of associates - Summary of Share of Results of Associates (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Disclosure of associates [line items]
Share of profit loss of associates accounted for using equity method	£ 14.7		£ 30.5	£ 98.0
Continuing Operation one [Member]
Disclosure of associates [line items]
Share of profit before interest and taxation	99.2	[2]	110.8	129.7
Share of exceptional (losses)/gains	(47.8)	[2]	(41.5)	0.6
Share of interest and non-controlling interests	(19.4)	[2]	(15.1)	(12.6)
Share of taxation	(17.3)	[2]	(23.7)	(19.7)
Share of profit loss of associates accounted for using equity method	£ 14.7	[2]	£ 30.5	£ 98.0

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[2]	From 5 December 2019 approximately 90% of the Kantar business is treated as a 40% associate following the completion of the transaction outlined in note 12.